Certain Balance Sheet Items (Tables)	9 Months Ended
Sep. 30, 2022
Balance Sheet Related Disclosures [Abstract]
Schedule of Other Current Assets
The following table summarizes other current assets (in thousands):

	September 30, 2022	December 31, 2021
Prepaid digital hosting services	$15,866	$20,043
Prepaid services	607	1,477
Prepaid insurance	653	406
Other	640	101
	$17,766	$22,027

Schedule of Mining Equipment
The following table summarizes mining equipment, net (in thousands):

	September 30, 2022	December 31, 2021
Mining equipment	$37,304	$—
Accumulated depreciation	(1,110)	—
	$36,194	$—
Depreciation expense for mining equipment was $0.5 million and $1.1 million during the three and nine months ended September 30, 2022, respectively.

Schedule of Other Assets, Noncurrent
The following table summarizes other assets (in thousands):

	September 30, 2022	December 31, 2021
Deposit for mining equipment	$72,299	$102,238
Prepaid digital hosting services	20,050	—
Prepaid insurance and services	150	251
Other	68	59
	$92,567	$102,548